Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - 11 .4%
Cayman Islands - 1 .1%
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 (144A) $ 743,000 $ 746,381
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 1,900,000 1,908,645
Oryx Funding Ltd., 5.8000%, 2/3/31 500,000 513,270
Otel Sukuk Ltd., 5.3750%, 1/24/31 1,250,000 1,265,675
4,433,971
Egypt - 0 .2%
African Export-Import Bank (The), 3.7980%, 5/17/31 750,000 652,133
Georgia - 0 .1%
Georgian Railway JSC, 4.0000%, 6/17/28 500,000 459,436
Indonesia - 0 .1%
Pertamina Persero PT, 4.1750%, 1/21/50 400,000 301,914
Malaysia - 0 .3%
Petronas Capital Ltd., 2.4800%, 1/28/32 500,000 437,951
Petronas Capital Ltd., 5.8480%, 4/3/55 500,000 504,014
Petronas Capital Ltd., 5.8480%, 4/3/55 (144A) 450,000 453,612
1,395,577
Netherlands - 0 .1%
DTEK Energy BV, 7.0000% (3.50% Cash, 4.00% PIK), 12/31/27Ø 739,844 558,582
Nigeria - 1 .0%
Africa Finance Corp., 5.5500%, 10/8/29 (144A) 3,579,000 3,623,627
3,623,627
Oman - 0 .9%
EDO Sukuk Ltd., 5.6620%, 7/3/31 2,300,000 2,361,180
Mazoon Assets Co. SAOC, 5.2500%, 10/9/31 (144A) 1,117,000 1,121,980
3,483,160
South Africa - 1 .3%
Eskom Holdings SOC Ltd., 8.4500%, 8/10/28 4,500,000 4,737,234
Togo - 0 .1%
Banque Ouest Africaine de Developpement, 4.7000%, 10/22/31 500,000 455,289
Turkey - 1 .3%
TC Ziraat Bankasi A/S, 8.0000%, 1/16/29 1,450,000 1,504,227
Turkiye Vakiflar Bankasi TAO, 9.0000%, 10/12/28 200,000 213,792
Turkiye Vakiflar Bankasi TAO, 6.8750%, 1/7/30 (144A) 900,000 894,666
Turkiye Vakiflar Bankasi TAO, 7.2500%, 7/31/30 (144A) 2,293,000 2,288,417
4,901,102
United Arab Emirates - 3 .0%
Abu Dhabi Crude Oil Pipeline LLC, 4.6000%, 11/2/47 700,000 633,756
Abu Dhabi Developmental Holding Co. PJSC, 5.3750%, 5/8/29 1,000,000 1,031,221
Abu Dhabi Developmental Holding Co. PJSC, 5.5000%, 5/8/34 3,300,000 3,443,825
Abu Dhabi National Energy Co. PJSC, 4.3750%, 10/9/31 (144A) 100,000 98,716
Abu Dhabi National Energy Co. PJSC, 4.7500%, 3/9/37 (144A) 1,133,000 1,090,199
Abu Dhabi National Energy Co. PJSC, 3.4000%, 4/29/51 1,500,000 1,039,646
Adnoc Murban Rsc Ltd., 4.5000%, 9/11/34 1,000,000 980,608
Adnoc Murban Rsc Ltd., 5.1250%, 9/11/54 (144A) 993,000 915,585
MDGH GMTN RSC Ltd., 2.5000%, 5/21/26 300,000 295,327
MDGH GMTN RSC Ltd., 5.8750%, 5/1/34 1,000,000 1,067,500
Oztel Holdings SPC Ltd., 6.6250%, 4/24/28 300,000 312,603
10,908,986
United Kingdom - 0 .5%
NAK Naftogaz Ukraine, 7.1250%, 7/19/26 EUR 544,133 538,100
NAK Naftogaz Ukraine, 7.6250%, 11/8/28Ø $ 1,576,206 1,231,884
1,769,984

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Uzbekistan - 1 .4%
Ipoteka-Bank ATIB, 5.5000%, 11/19/25 $ 500,000 $ 495,418
Jscb Agrobank, 9.2500%, 10/2/29 (144A) 694,000 739,867
Jscb Agrobank, 9.2500%, 10/2/29 1,600,000 1,705,745
Navoi Mining & Metallurgical Combinat, 6.7000%, 10/17/28 1,000,000 1,022,742
Uzbek Industrial and Construction Bank ATB, 8.9500%, 7/24/29 1,600,000 1,692,595
5,656,367
Total Corporate Bonds (cost 42,869,348) 43,337,362
Foreign Government Bonds - 82 .4%
Albania - 0 .3%
Republic of Albania, 4.7500%, 2/14/35 (144A) EUR 406,000 467,276
Republic of Albania, 4.7500%, 2/14/35 EUR 500,000 575,463
1,042,739
Angola - 0 .7%
Republic of Angola, 8.0000%, 11/26/29 $ 1,200,000 1,118,648
Republic of Angola, 8.7500%, 4/14/32 1,300,000 1,181,610
Republic of Angola, 9.1250%, 11/26/49 650,000 514,161
2,814,419
Argentina - 3 .7%
Argentine Republic, 0.7500%, 7/9/30
Ç
3,880,000 3,000,753
Argentine Republic, 4.1250%, 7/9/35
Ç
5,150,000 3,399,000
Argentine Republic, 5.0000%, 1/9/38
Ç
3,050,000 2,142,625
Argentine Republic, 3.5000%, 7/9/41
Ç
2,300,000 1,399,550
Provincia de Buenos Aires, 6.6250%, 9/1/37
Ç
1,806,528 1,278,119
YPF SA, 9.5000%, 1/17/31 1,820,000 1,925,396
YPF SA, 8.7500%, 9/11/31 (144A) 800,000 832,414
13,977,857
Azerbaijan - 0 .8%
Republic of Azerbaijan, 3.5000%, 9/1/32 1,100,000 1,000,756
Southern Gas Corridor CJSC, 6.8750%, 3/24/26 1,500,000 1,515,013
State Oil Co. of the Azerbaijan Republic, 6.9500%, 3/18/30 200,000 212,628
2,728,397
Bahamas - 1 .1%
Commonwealth of the Bahamas, 8.9500%, 10/15/32 2,200,000 2,334,200
Commonwealth of the Bahamas, 8.2500%, 6/24/36 (144A) 2,000,000 2,031,000
4,365,200
Bahrain - 0 .3%
CBB International Sukuk Programme Co. SPC, 3.9500%, 9/16/27 1,250,000 1,207,702
Barbados - 0 .1%
Barbados Government Bond, 8.0000%, 6/26/35 (144A) 522,000 520,502
Benin - 0 .3%
Benin Government Bond, 4.9500%, 1/22/35 EUR 200,000 204,009
Benin Government Bond, 7.9600%, 2/13/38 $ 200,000 193,682
Benin Government Bond, 8.3750%, 1/23/41 (144A) 514,000 506,471
904,162
Brazil - 2 .0%
Caixa Economica Federal, 5.6250%, 5/13/30 (144A) 1,400,000 1,401,400
Federative Republic of Brazil, 6.0000%, 10/20/33 1,800,000 1,777,567
Federative Republic of Brazil, 6.1250%, 3/15/34 1,600,000 1,582,160
Federative Republic of Brazil, 5.0000%, 1/27/45 800,000 602,440
Federative Republic of Brazil, 4.7500%, 1/14/50 1,000,000 703,062
Federative Republic of Brazil, 7.1250%, 5/13/54 1,100,000 1,056,000
7,122,629

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Bulgaria - 1 .8%
Bulgaria Government Bond, 4.2500%, 6/19/30 EUR 1,500,000 $ 1,707,617
Republic of Bulgaria, 3.5000%, 5/7/34 EUR 2,500,000 2,882,929
Republic of Bulgaria, 5.0000%, 3/5/37 $ 366,000 356,693
Republic of Bulgaria, 4.1250%, 5/7/38 EUR 900,000 1,044,794
Republic of Bulgaria, 4.2500%, 9/5/44 EUR 465,000 533,460
6,525,493
Cameroon - 0 .5%
Republic of Cameroon, 5.9500%, 7/7/32 EUR 2,200,000 2,000,497
Cayman Islands - 0 .4%
Sharjah Sukuk Program Ltd., 3.2000%, 7/13/31 $ 1,500,000 1,354,519
Chile - 1 .7%
Corp. Nacional del Cobre de Chile, 3.0000%, 9/30/29 1,000,000 929,798
Corp. Nacional del Cobre de Chile, 5.9500%, 1/8/34 700,000 715,211
Corp. Nacional del Cobre de Chile, 3.7000%, 1/30/50 950,000 640,890
Corp. Nacional del Cobre de Chile, 6.7800%, 1/13/55 1,000,000 1,026,500
Republic of Chile, 2.5500%, 1/27/32 400,000 351,028
Republic of Chile, 2.5500%, 7/27/33 1,000,000 841,000
Republic of Chile, 3.5000%, 1/25/50 1,700,000 1,194,930
Republic of Chile, 3.5000%, 4/15/53 1,000,000 694,480
Republic of Chile, 5.3300%, 1/5/54 200,000 187,230
6,581,067
Colombia - 3 .1%
Ecopetrol SA, 8.3750%, 1/19/36 1,500,000 1,481,305
Ecopetrol SA, 5.8750%, 11/2/51 700,000 477,895
Republic of Colombia, 4.5000%, 3/15/29 500,000 478,750
Republic of Colombia, 7.3750%, 4/25/30 574,000 601,265
Republic of Colombia, 3.1250%, 4/15/31 600,000 504,456
Republic of Colombia, 7.5000%, 2/2/34 1,050,000 1,064,700
Republic of Colombia, 8.5000%, 4/25/35 487,000 515,489
Republic of Colombia, 8.0000%, 11/14/35 800,000 820,000
Republic of Colombia, 7.7500%, 11/7/36 732,000 729,804
Republic of Colombia, 5.0000%, 6/15/45 2,000,000 1,395,000
Republic of Colombia, 5.2000%, 5/15/49 1,500,000 1,036,155
Republic of Colombia, 8.7500%, 11/14/53 1,200,000 1,218,000
Republic of Colombia, 8.3750%, 11/7/54 1,550,000 1,508,785
Republic of Colombia, 3.8750%, 2/15/61 300,000 164,709
11,996,313
Costa Rica - 1 .8%
Republic of Costa Rica, 6.5500%, 4/3/34 3,000,000 3,133,830
Republic of Costa Rica, 7.1580%, 3/12/45 1,350,000 1,396,818
Republic of Costa Rica, 7.3000%, 11/13/54 2,250,000 2,337,188
6,867,836
Dominican Republic - 4 .1%
Dominican Republic Government Bond, 5.5000%, 2/22/29 1,000,000 998,200
Dominican Republic Government Bond, 4.5000%, 1/30/30 2,000,000 1,905,800
Dominican Republic Government Bond, 7.0500%, 2/3/31 1,200,000 1,262,220
Dominican Republic Government Bond, 4.8750%, 9/23/32 4,000,000 3,697,200
Dominican Republic Government Bond, 6.0000%, 2/22/33 600,000 595,290
Dominican Republic Government Bond, 6.6000%, 6/1/36 3,600,000 3,652,200
Dominican Republic Government Bond, 6.9500%, 3/15/37 (144A) 1,300,000 1,331,850
Dominican Republic Government Bond, 6.9500%, 3/15/37 500,000 512,250
Dominican Republic Government Bond, 6.5000%, 2/15/48 650,000 622,765

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Dominican Republic - (continued)
Dominican Republic Government Bond, 7.1500%, 2/24/55 (144A) $ 450,000 $ 457,425
15,035,200
Ecuador - 1 .4%
Republic of Ecuador, 6.9000%, 7/31/30
Ç
2,155,244 1,890,149
Republic of Ecuador, 6.9000%, 7/31/35
Ç
3,547,015 2,647,847
Republic of Ecuador, 5.0000%, 7/31/40
Ç
1,500,000 938,250
5,476,246
Egypt - 2 .3%
Arab Republic of Egypt, 6.5880%, 2/21/28 1,500,000 1,494,861
Arab Republic of Egypt, 7.0529%, 1/15/32 1,450,000 1,329,709
Arab Republic of Egypt, 7.6250%, 5/29/32 900,000 845,523
Arab Republic of Egypt, 9.4500%, 2/4/33 500,000 507,811
Arab Republic of Egypt, 7.3000%, 9/30/33 300,000 267,306
Arab Republic of Egypt, 7.9030%, 2/21/48 500,000 386,548
Arab Republic of Egypt, 8.7002%, 3/1/49 800,000 657,470
Arab Republic of Egypt, 8.8750%, 5/29/50 900,000 749,326
Arab Republic of Egypt, 8.7500%, 9/30/51 1,300,000 1,068,381
Arab Republic of Egypt, 8.1500%, 11/20/59 1,000,000 771,029
Arab Republic of Egypt, 7.5000%, 2/16/61 650,000 473,826
8,551,790
El Salvador - 0 .4%
Republic of El Salvador, 8.2500%, 4/10/32 700,000 712,950
Republic of El Salvador, 7.6250%, 2/1/41 650,000 588,900
1,301,850
Gabon - 0 .4%
Gabon Government Bond, 6.6250%, 2/6/31 2,000,000 1,641,764
Georgia - 0 .3%
Republic of Georgia, 2.7500%, 4/22/26 1,200,000 1,168,797
Ghana - 2 .5%
Republic of Ghana, 0.0000%, 7/3/26 (144A)
¤
41,600 39,856
Republic of Ghana, 5.0000%, 7/3/29
Ç
7,200,000 6,842,220
Republic of Ghana, 5.0000%, 7/3/29 (144A)
Ç
629,200 597,934
Republic of Ghana, 0.0000%, 1/3/30 (144A)
¤
81,041 67,496
Republic of Ghana, 5.0000%, 7/3/35
Ç
2,000,000 1,605,807
Republic of Ghana, 5.0000%, 7/3/35 (144A)
Ç
604,800 485,596
9,638,909
Guatemala - 0 .8%
Republic of Guatemala, 5.3750%, 4/24/32 700,000 687,085
Republic of Guatemala, 6.6000%, 6/13/36 700,000 716,849
Republic of Guatemala, 6.2500%, 8/15/36 (144A) 1,232,000 1,238,234
Republic of Guatemala, 4.6500%, 10/7/41 500,000 400,020
3,042,188
Hungary - 2 .2%
Hungary Government Bond, 1.1250%, 4/28/26 EUR 1,000,000 1,136,999
Hungary Government Bond, 5.3750%, 9/26/30 (144A) $ 995,000 1,007,467
Hungary Government Bond, 4.5000%, 6/16/34 EUR 800,000 928,251
Hungary Government Bond, 5.5000%, 6/16/34 $ 600,000 592,989
Hungary Government Bond, 6.0000%, 9/26/35 (144A) 825,000 830,733
Hungary Government Bond, 5.5000%, 3/26/36 1,000,000 967,425
Hungary Government Bond, 6.7500%, 9/23/55 (144A) 1,333,000 1,347,906
MFB Magyar Fejlesztesi Bank Zrt., 6.5000%, 6/29/28 1,000,000 1,036,541
7,848,311

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Indonesia - 1 .3%
Perusahaan Listrik Negara PT, 5.4500%, 5/21/28 $ 5,000,000 $ 5,101,525
Iraq - 0 .6%
Republic of Iraq, 5.8000%, 1/15/28 2,150,000 2,129,203
Ivory Coast - 1 .0%
Republic of Cote d'Ivoire, 4.8750%, 1/30/32 EUR 296,000 312,800
Republic of Cote d'Ivoire, 6.1250%, 6/15/33 $ 1,250,000 1,156,358
Republic of Cote d'Ivoire, 8.0750%, 4/1/36 (144A) 1,701,000 1,675,301
Republic of Cote d'Ivoire, 6.8750%, 10/17/40 EUR 900,000 905,424
4,049,883
Jamaica - 0 .3%
Jamaica Government Bond, 7.8750%, 7/28/45 $ 1,100,000 1,282,050
Kazakhstan - 0 .5%
Development Bank of Kazakhstan JSC, 5.6250%, 4/7/30 (144A) 1,700,000 1,731,849
Luxembourg - 0 .5%
Eagle Funding Luxco Sarl, 5.5000%, 8/17/30 (144A) 1,784,000 1,792,028
Macedonia, the Former Yugoslav Republic of - 1 .6%
Republic of North Macedonia, 3.6750%, 6/3/26 EUR 1,900,000 2,174,282
Republic of North Macedonia, 6.9600%, 3/13/27 EUR 100,000 119,759
Republic of North Macedonia, 1.6250%, 3/10/28 EUR 3,650,000 3,920,877
6,214,918
Mexico - 5 .0%
Mexico Government Bond, 5.8500%, 7/2/32 $ 1,190,000 1,197,140
Petroleos Mexicanos, 6.5000%, 3/13/27 3,400,000 3,401,341
Petroleos Mexicanos, 8.7500%, 6/2/29 500,000 526,929
Petroleos Mexicanos, 6.8400%, 1/23/30 150,000 147,609
Petroleos Mexicanos, 5.9500%, 1/28/31 4,000,000 3,712,788
Petroleos Mexicanos, 6.7000%, 2/16/32 2,850,000 2,716,615
Petroleos Mexicanos, 6.7500%, 9/21/47 1,275,000 987,645
Petroleos Mexicanos, 7.6900%, 1/23/50 1,000,000 847,764
United Mexican States, 4.7500%, 4/27/32 1,150,000 1,090,855
United Mexican States, 4.8750%, 5/19/33 2,200,000 2,064,700
United Mexican States, 6.3500%, 2/9/35 500,000 507,500
United Mexican States, 6.8750%, 5/13/37 265,000 273,480
United Mexican States, 4.4000%, 2/12/52 500,000 349,250
United Mexican States, 6.3380%, 5/4/53 1,400,000 1,278,900
United Mexican States, 7.3750%, 5/13/55 350,000 360,500
United Mexican States, 3.7710%, 5/24/61 200,000 116,900
19,579,916
Mongolia - 2 .4%
City of Ulaanbaatar Mongolia, 7.7500%, 8/21/27 2,000,000 2,032,994
Development Bank of Mongolia LLC, 8.5000%, 7/3/28 4,250,000 4,281,596
State of Mongolia, 3.5000%, 7/7/27 500,000 473,058
State of Mongolia, 6.6250%, 2/25/30 (144A) 500,000 498,501
State of Mongolia, 4.4500%, 7/7/31 2,400,000 2,118,372
9,404,521
Montenegro - 1 .1%
Republic of Montenegro, 7.2500%, 3/12/31 2,300,000 2,388,638
Republic of Montenegro, 4.8750%, 4/1/32 (144A) EUR 1,459,000 1,650,077
Republic of Montenegro, 4.8750%, 4/1/32 EUR 300,000 339,289
4,378,004
Nigeria - 1 .9%
Federal Republic of Nigeria, 7.6250%, 11/21/25 $ 1,000,000 1,000,972
Federal Republic of Nigeria, 6.5000%, 11/28/27 2,000,000 1,988,044

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Nigeria - (continued)
Federal Republic of Nigeria, 7.1430%, 2/23/30 $ 1,000,000 $ 974,105
Federal Republic of Nigeria, 8.7470%, 1/21/31 300,000 307,683
Federal Republic of Nigeria, 9.6250%, 6/9/31 (144A) 206,000 219,873
Federal Republic of Nigeria, 7.3750%, 9/28/33 1,200,000 1,105,073
Federal Republic of Nigeria, 10.3750%, 12/9/34 (144A) 333,000 357,635
Federal Republic of Nigeria, 7.6250%, 11/28/47 440,000 357,071
Federal Republic of Nigeria, 8.2500%, 9/28/51 400,000 341,529
6,651,985
Oman - 0 .8%
Oman Sovereign Sukuk SAOC, 4.8750%, 6/15/30 1,000,000 1,018,778
Sultanate of Oman Government Bond, 4.7500%, 6/15/26 800,000 799,937
Sultanate of Oman Government Bond, 7.0000%, 1/25/51 1,050,000 1,163,073
2,981,788
Pakistan - 1 .3%
Islamic Republic of Pakistan, 6.0000%, 4/8/26 200,000 199,157
Islamic Republic of Pakistan, 6.8750%, 12/5/27 3,125,000 3,064,066
Islamic Republic of Pakistan, 7.3750%, 4/8/31 1,500,000 1,404,599
4,667,822
Panama - 2 .0%
Republic of Panama, 3.1600%, 1/23/30 1,150,000 1,035,747
Republic of Panama, 2.2520%, 9/29/32 2,300,000 1,760,788
Republic of Panama, 3.2980%, 1/19/33 1,500,000 1,233,750
Republic of Panama, 6.4000%, 2/14/35 800,000 787,000
Republic of Panama, 4.5000%, 4/16/50 950,000 649,135
Republic of Panama, 6.8530%, 3/28/54 1,000,000 930,000
Republic of Panama, 4.5000%, 4/1/56 300,000 198,618
Republic of Panama, 3.8700%, 7/23/60 1,300,000 756,366
7,351,404
Paraguay - 1 .0%
Paraguay Government Bond, 2.7390%, 1/29/33 300,000 255,900
Republic of Paraguay, 2.7390%, 1/29/33 2,400,000 2,047,200
Republic of Paraguay, 6.0000%, 2/9/36 1,000,000 1,023,150
Republic of Paraguay, 5.6000%, 3/13/48 500,000 449,500
3,775,750
Peru - 1 .3%
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 585,000 591,377
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 (144A) 585,000 591,377
Petroleos del Peru SA, 4.7500%, 6/19/32 2,500,000 1,991,675
Petroleos del Peru SA, 5.6250%, 6/19/47 1,100,000 737,807
Republic of Peru, 5.3750%, 2/8/35 300,000 298,671
Republic of Peru, 5.8750%, 8/8/54 400,000 384,988
4,595,895
Philippines - 0 .7%
Republic of Philippines, 1.9500%, 1/6/32 1,000,000 846,172
Republic of Philippines, 3.5560%, 9/29/32 1,000,000 926,888
Republic of Philippines, 5.2500%, 5/14/34 1,075,000 1,095,916
2,868,976
Poland - 1 .3%
Bank Gospodarstwa Krajowego, 5.7500%, 7/9/34 1,750,000 1,811,949
Republic of Poland, 5.5000%, 4/4/53 650,000 607,224
Republic of Poland, 5.5000%, 3/18/54 2,500,000 2,337,047
4,756,220

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Qatar - 1 .7%
QatarEnergy, 2.2500%, 7/12/31 $ 750,000 $ 658,500
QatarEnergy, 3.1250%, 7/12/41 1,000,000 745,880
State of Qatar, 4.7500%, 5/29/34 2,900,000 2,958,135
State of Qatar, 4.4000%, 4/16/50 2,100,000 1,790,025
6,152,540
Romania - 3 .3%
Romania Government Bond, 5.7500%, 9/16/30 (144A) 1,350,000 1,356,041
Romania Government Bond, 3.0000%, 2/14/31 450,000 393,861
Romania Government Bond, 7.1250%, 1/17/33 1,000,000 1,061,016
Romania Government Bond, 6.3750%, 1/30/34 1,500,000 1,495,371
Romania Government Bond, 5.7500%, 3/24/35 (144A) 1,334,000 1,264,021
Romania Government Bond, 5.7500%, 3/24/35 500,000 473,771
Romania Government Bond, 6.6250%, 5/16/36 (144A) 1,350,000 1,348,312
Romania Government Bond, 6.7500%, 7/11/39 EUR 1,550,000 1,823,856
Romania Government Bond, 5.1250%, 6/15/48 $ 900,000 708,415
Romania Government Bond, 4.0000%, 2/14/51 3,100,000 2,012,612
Romania Government Bond, 7.6250%, 1/17/53 500,000 521,205
12,458,481
Saudi Arabia - 4 .6%
Kingdom of Saudi Arabia, 3.2500%, 10/26/26 1,300,000 1,281,428
Kingdom of Saudi Arabia, 5.1250%, 1/13/28 3,000,000 3,052,303
Kingdom of Saudi Arabia, 4.7500%, 1/18/28 500,000 504,010
Kingdom of Saudi Arabia, 3.3750%, 3/5/32 (144A) EUR 642,000 735,948
Kingdom of Saudi Arabia, 5.5000%, 10/25/32 $ 1,500,000 1,568,558
Kingdom of Saudi Arabia, 2.2500%, 2/2/33 1,500,000 1,261,727
Kingdom of Saudi Arabia, 5.0000%, 1/16/34 2,300,000 2,310,150
Kingdom of Saudi Arabia, 5.0000%, 4/17/49 1,500,000 1,317,825
Kingdom of Saudi Arabia, 5.2500%, 1/16/50 1,000,000 911,686
Kingdom of Saudi Arabia, 3.2500%, 11/17/51 1,000,000 648,810
Kingdom of Saudi Arabia, 5.0000%, 1/18/53 600,000 516,427
Kingdom of Saudi Arabia, 5.7500%, 1/16/54 1,500,000 1,444,716
Kingdom of Saudi Arabia, 3.7500%, 1/21/55 1,500,000 1,027,566
KSA Sukuk Ltd., 2.2500%, 5/17/31 600,000 529,200
KSA Sukuk Ltd., 5.2500%, 6/4/34 1,100,000 1,129,520
18,239,874
Senegal - 0 .3%
Republic of Senegal, 4.7500%, 3/13/28 EUR 500,000 493,458
Republic of Senegal, 6.2500%, 5/23/33 $ 600,000 443,808
Republic of Senegal, 5.3750%, 6/8/37 EUR 550,000 418,307
Republic of Senegal, 6.7500%, 3/13/48 $ 200,000 129,805
1,485,378
South Africa - 1 .8%
Republic of South Africa, 4.8750%, 4/14/26 1,750,000 1,741,304
Republic of South Africa, 5.6500%, 9/27/47 450,000 337,388
Republic of South Africa, 5.7500%, 9/30/49 800,000 592,715
Republic of South Africa, 7.3000%, 4/20/52 2,700,000 2,436,475
Republic of South Africa, 7.9500%, 11/19/54 (144A) 758,000 720,361
South Africa Government Bond, 7.9500%, 11/19/54 800,000 760,276
6,588,519
Sri Lanka - 1 .0%
Democratic Socialist Republic of Sri Lanka, 4.0000%, 4/15/28 743,080 704,068
Democratic Socialist Republic of Sri Lanka, 3.1000%, 1/15/30
Ç
1,110,770 996,916
Democratic Socialist Republic of Sri Lanka, 3.3500%, 3/15/33
Ç
609,570 498,670

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Sri Lanka - (continued)
Democratic Socialist Republic of Sri Lanka, 3.6000%, 6/15/35
Ç
$ 411,600 $ 291,854
Democratic Socialist Republic of Sri Lanka, 3.6000%, 5/15/36
Ç
285,660 239,869
Democratic Socialist Republic of Sri Lanka, 3.6000%, 2/15/38
Ç
871,560 730,557
3,461,934
Tajikistan - 0 .1%
Republic of Tajikistan, 7.1250%, 9/14/27 416,667 410,975
Trinidad and Tobago - 0 .2%
Republic of Trinidad and Tobago, 4.5000%, 6/26/30 950,000 890,530
Tunisia - 0 .8%
Tunisian Republic, 6.3750%, 7/15/26 EUR 2,600,000 2,945,051
Turkey - 4 .9%
Hazine Mustesarligi Varlik Kiralama A/S, 5.1250%, 6/22/26 $ 1,350,000 1,345,996
Istanbul Metropolitan Municipality, 10.7500%, 4/12/27 1,000,000 1,054,846
Istanbul Metropolitan Municipality, 10.5000%, 12/6/28 1,900,000 2,055,584
Republic of Turkiye (The), 8.6000%, 9/24/27 2,000,000 2,119,168
Republic of Turkiye (The), 9.3750%, 3/14/29 3,000,000 3,301,351
Republic of Turkiye (The), 7.2500%, 5/29/32 1,600,000 1,626,602
Republic of Turkiye (The), 4.8750%, 4/16/43 1,200,000 857,319
Republic of Turkiye (The), 6.6250%, 2/17/45 2,200,000 1,901,650
Republic of Turkiye (The), 5.7500%, 5/11/47 2,100,000 1,603,856
Turkiye Ihracat Kredi Bankasi A/S, 7.5000%, 2/6/28 2,000,000 2,051,387
Turkiye Ihracat Kredi Bankasi A/S, 6.8750%, 7/3/28 (144A) 827,000 833,198
18,750,957
Ukraine - 1 .0%
NPC Ukrenergo, 6.8750%, 11/9/28 700,000 563,688
Ukraine Government Bond, 1.7500%, 2/1/29
Ç
228,844 138,106
Ukraine Government Bond, 1.7500%, 2/1/29 (144A)
Ç
200,000 120,699
Ukraine Government Bond, 0.0000%, 2/1/30
Ç
10,667 4,967
Ukraine Government Bond, 0.0000%, 2/1/34 (144A)
Ç
400,000 149,228
Ukraine Government Bond, 0.0000%, 2/1/34
Ç
39,862 14,871
Ukraine Government Bond, 1.7500%, 2/1/34 (144A)
Ç
600,000 303,191
Ukraine Government Bond, 1.7500%, 2/1/34
Ç
678,412 342,814
Ukraine Government Bond, 0.0000%, 2/1/35 (144A)
Ç
200,000 92,543
Ukraine Government Bond, 0.0000%, 2/1/35
Ç
986,686 456,554
Ukraine Government Bond, 1.7500%, 2/1/35 (144A)
Ç
700,000 356,304
Ukraine Government Bond, 1.7500%, 2/1/35
Ç
258,435 131,545
Ukraine Government Bond, 0.0000%, 2/1/36 (144A)
Ç
200,000 92,472
Ukraine Government Bond, 1.7500%, 2/1/36 (144A)
Ç
200,000 98,600
Ukraine Government Bond, 1.7500%, 2/1/36
Ç
729,591 359,687
Ukraine Government Bond, 7.7500%, 8/1/41
‡
1,900,000 1,407,425
4,632,694
United Arab Emirates - 0 .5%
Sharjah Sukuk Program Ltd., 3.6250%, 3/10/33 400,000 348,973
Sharjah Sukuk Program Ltd., 6.1250%, 3/6/36 1,000,000 1,014,402
Sharjah Sukuk Program Ltd., 4.0000%, 7/28/50 700,000 454,192
1,817,567
Uruguay - 2 .4%
Oriental Republic of Uruguay, 5.7500%, 10/28/34 4,500,000 4,707,000
Oriental Republic of Uruguay, 4.9750%, 4/20/55 2,400,000 2,108,088
Oriental Republic of Uruguay, 5.2500%, 9/10/60 2,550,000 2,289,900
9,104,988
Uzbekistan - 1 .3%
Navoiyuran State Enterprise, 6.7000%, 7/2/30 (144A) 2,196,000 2,178,253

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Uzbekistan - (continued)
Republic of Uzbekistan, 5.3750%, 5/29/27 EUR 1,000,000 $ 1,173,874
Republic of Uzbekistan, 3.9000%, 10/19/31 $ 250,000 221,647
Uzbekneftegaz JSC, 8.7500%, 5/7/30 (144A) 1,059,000 1,112,196
4,685,970
Zambia - 0 .9%
Republic of Zambia, 5.7500%, 6/30/33
Ç
2,121,180 1,974,215
Republic of Zambia, 0.5000%, 12/31/53 1,950,000 1,424,632
3,398,847
Total Foreign Government Bonds (cost 304,136,668 ) 312,052,429
Investment Companies - 4 .6%
Money Market Funds - 4 .6%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $17,411,786) 17,410,385 17,413,867
Total Investments (total cost $ 364,417,802 ) - 98 .4% 372,803,658
Cash, Receivables and Other Assets, net of Liabilities - 1.6% 5,931,281
Net Assets - 100.0% $378,734,939
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Turkey $ 23,652,059 6 .3%
Mexico 19,579,916 5 .3
Saudi Arabia 18,239,874 4 .9
United States 17,413,867 4 .7
Dominican Republic 15,035,200 4 .0
Argentina 13,977,857 3 .7
United Arab Emirates 12,726,553 3 .4
Romania 12,458,481 3 .3
Colombia 11,996,313 3 .2
South Africa 11,325,753 3 .0
Uzbekistan 10,342,337 2 .8
Nigeria 10,275,612 2 .8
Ghana 9,638,909 2 .6
Mongolia 9,404,521 2 .6
Egypt 9,203,923 2 .5
Uruguay 9,104,988 2 .4
Hungary 7,848,311 2 .1
Panama 7,351,404 2 .0
Brazil 7,122,629 1 .9
Costa Rica 6,867,836 1 .8
Chile 6,581,067 1 .8
Bulgaria 6,525,493 1 .8
Oman 6,464,948 1 .7
Macedonia, the Former Yugoslav Republic of 6,214,918 1 .7
Qatar 6,152,540 1 .7
Cayman Islands 5,788,490 1 .6
Ecuador 5,476,246 1 .5
Indonesia 5,403,439 1 .5
Poland 4,756,220 1 .3
Pakistan 4,667,822 1 .3
Ukraine 4,632,694 1 .2

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Peru $ 4,595,895 1 .2%
Montenegro 4,378,004 1 .2
Bahamas 4,365,200 1 .2
Ivory Coast 4,049,883 1 .1
Paraguay 3,775,750 1 .0
Sri Lanka 3,461,934 0 .9
Zambia 3,398,847 0 .9
Guatemala 3,042,188 0 .8
Tunisia 2,945,051 0 .8
Philippines 2,868,976 0 .8
Angola 2,814,419 0 .8
Azerbaijan 2,728,397 0 .7
Iraq 2,129,203 0 .6
Cameroon 2,000,497 0 .5
Luxembourg 1,792,028 0 .5
United Kingdom 1,769,984 0 .5
Kazakhstan 1,731,849 0 .5
Gabon 1,641,764 0 .4
Georgia 1,628,233 0 .4
Senegal 1,485,378 0 .4
Malaysia 1,395,577 0 .4
El Salvador 1,301,850 0 .3
Jamaica 1,282,050 0 .3
Bahrain 1,207,702 0 .3
Albania 1,042,739 0 .3
Benin 904,162 0 .2
Trinidad and Tobago 890,530 0 .2
Netherlands 558,582 0 .1
Barbados 520,502 0 .1
Togo 455,289 0 .1
Tajikistan 410,975 0 .1
Total $372,803,658 100 .0%

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 4.6%
Money Market Funds - 4.6%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
$ 8,380,259 $ 240,197,281 $ (231,163,264) $ (2,490) $ 2,081 $ 17,413,867 17,410,385 $ 341,809
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
– 286,800 (286,800) – – – – 167
Δ
Total Affiliated Investments
- 4.6% $8,380,259 $240,484,081 $(231,450,064) $(2,490) $2,081 $17,413,867 $341,976
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 9/19/25 24,764,108 $ (29,149,761) $ 715,642
Euro 9/19/25 1,608,990 (1,887,771) 40,331
Euro 9/19/25 268,013 (314,543) 6,811
Euro 9/19/25 (38,721) 45,723 (1,263)
Euro 9/19/25 (633,834) 730,031 (2,264)
Euro 9/19/25 (165,750) 193,026 (2,712)
Euro 9/19/25 (130,900) 154,081 (3,782)
752,763
Total $752,763

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Ultra Bonds 97 9/19/25 $ 10,968,578 $ 7,737
U.S. Treasury 2 Year Notes 16 9/30/25 3,311,750 (3,895)
U.S. Treasury 5 Year Notes 160 9/30/25 17,307,500 36,768
U.S. Treasury Long Bonds 217 9/19/25 24,778,688 (121,319)
U.S. Treasury Ultra Bonds 72 9/19/25 8,446,500 123,024
Total - Futures Long 42,315
Futures Short:
Euro-Bobl 55 9/8/25 (7,382,176) 47,245
Euro-Bund 62 9/8/25 (9,203,784) 73,108
Euro-buxl 5 9/8/25 (671,736) 8,472
Euro-Schatz 50 9/8/25 (6,126,204) 17,435
U.S. Treasury 10 Year Notes 38 9/19/25 (4,220,375) (26,770)
Total - Futures Short 119,490
Total $161,805
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2025
Futures contracts:
Average notional amount of contracts - long $51,042,727
Average notional amount of contracts - short 28,491,343
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 4,554,280
Average amounts sold - in USD 22,954,866

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

CJSC Closed Joint Stock Company
JSC Joint Stock Company
LLC Limited Liability Company
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case of additional securities.
PJSC Public Joint Stock Company
SAOC Societe Anonyme Omanaise Close
SPC Special Purpose Company
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2025 is $44,414,618 which represents 11.7% of net assets.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Corporate Bonds $ — $ 43,337,362 $ — $ 43,337,362
Foreign Government Bonds — 312,052,429 — 312,052,429
Investment Companies — 17,413,867 — 17,413,867
Total Investments in Securities $ — $ 372,803,658 $ — $ 372,803,658
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 762,784 $ — $ 762,784
Futures Contracts 313,789 — — 313,789
Total Other Financial Instruments $ 313,789 $ 762,784 $ — $ 1,076,573
Total Assets $ 313,789 $ 373,566,442 $ — $ 373,880,231
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 10,021 $ — $ 10,021
Futures Contracts 151,984 — — 151,984
Total Liabilities $ 151,984 $ 10,021 $ — $ 162,005
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Emerging Market Debt Hard Currency ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Emerging Market Debt Hard Currency ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-71249 09-25